UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  1/31/08
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               43

Form 13F Information Table Value Total:         $336,101

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP     COMMON   026874107     7293        125099 SH       SOLE                    125099
ANADARKO PETROLEUM CORP          COMMON   032511107      236          3600 SH       SOLE                      3600
ANHEUSER-BUSCH CO.               COMMON   035229103      486          9278 SH       SOLE                      9278
APPLE INC. COM.                  COMMON   037833100      344          1735 SH       SOLE                      1735
ARRIS GROUP, INC.                COMMON   04269Q100      150         15000 SH       SOLE                     15000
B J SERVICES COMPANY             COMMON   055482103    15759        649575 SH       SOLE                    649575
BARRICK GOLD CORPORATION         COMMON   067901108    28388        675110 SH       SOLE                    675110
CHEVRON CORPORATION              COMMON   166764100      951         10185 SH       SOLE                     10185
CISCO SYSTEMS                    COMMON   17275R102    13444        496651 SH       SOLE                    496651
CITIGROUP                        COMMON   172967101      366         12425 SH       SOLE                     12425
CONOCOPHILLIPS                   COMMON   20825C104      428          4850 SH       SOLE                      4850
CONV.SOLUTIONS                   COMMON   21254V100        0         12000 SH       SOLE                     12000
DEVON ENERGY                     COMMON   25179M103      222          2500 SH       SOLE                      2500
DISH NETWORK CORP. CLASS A       COMMON   278762109     2142         56800 SH       SOLE                     56800
ECHOSTAR HOLDING CORP.           COMMON   278768106        0         11360 SH       SOLE                     11360
ELECTRONIC ARTS INC.             COMMON   285512109     1198         20510 SH       SOLE                     20510
ENERGY TRANSFER EQUITY, L.P.     COMMON   29273V100    28220        801035 SH       SOLE                    801035
ENTERPRISE PRODUCTS PARTNERS L.P COMMON   293792107    29461        924124 SH       SOLE                    924124
EXXON MOBIL CORP                 COMMON   30231G102     2514         26834 SH       SOLE                     26834
GENERAL ELECTRIC CO.             COMMON   369604103    20153        543655 SH       SOLE                    543655
GOLDCORP, INC                    COMMON   380956409    16064        473442 SH       SOLE                    473442
GOLDMAN SACHS GROUP, INC.        COMMON   38141G104      215          1000 SH       SOLE                      1000
HARRIS CORP.                     COMMON   413875105      226          3600 SH       SOLE                      3600
HONEYWELL INTERNATIONAL INC.     COMMON   438516106     1450         23549 SH       SOLE                     23549
MSCI SINGAPORE INDEX FUND        COMMON   464286673     5949        431385 SH       SOLE                    431385
MSCI HONG KONG INDEX FUND        COMMON   464286871     6343        289220 SH       SOLE                    289220
MICROSOFT CORP                   COMMON   594918104      863         24235 SH       SOLE                     24235
NOBLE ENERGY                     COMMON   655044105    28108        353474 SH       SOLE                    353474
PEPSICO INC.                     COMMON   71344810       415          5465 SH       SOLE                      5465
PFIZER INC.                      COMMON   717081103    16882        742698 SH       SOLE                    742698
PROCTOR & GAMBLE                 COMMON   742718109      315          4297 SH       SOLE                      4297
QUALCOMM, INC.                   COMMON   747525103    45447       1154949 SH       SOLE                   1154949
SOUTHWEST AIRLINES               COMMON   844741108      140         11505 SH       SOLE                     11505
SOUTHWESTERN ENERGY              COMMON   845467109    10327        185340 SH       SOLE                    185340
STATE STREET CORP.               COMMON   857477103      215          2650 SH       SOLE                      2650
SUNRISE SENIOR LIVING            COMMON   86768K106    17804        580325 SH       SOLE                    580325
TEXAS INSTRUMENTS                COMMON   882508104      320          9570 SH       SOLE                      9570
3M COMPANY                       COMMON   88579Y101      250          2968 SH       SOLE                      2968
UNITED NATURAL FOODS, INC.       COMMON   911163103        0         89138 SH       SOLE                     89138
UNITED TECHNOLOGIES              COMMON   913017109      402          5246 SH       SOLE                      5246
WELLPOINT, INC.                  COMMON   94973V107    24141        275170 SH       SOLE                    275170
WELLS FARGO & CO                 COMMON   949746101      333         11020 SH       SOLE                     11020
XTO ENERGY                       COMMON   98385X106     8137        158438 SH       SOLE                    158438